PROPERTY AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 100,050	¥ 696,528	¥ 566,491	¥ 523,500
Property, computer and network equipment and optical fiber
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 31,122	¥ 216,664	¥ 170,264	¥ 92,920